NOTE 9. THIRD PARTY BORROWINGS	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
THIRD PARTY BORROWINGS

Short-term bank borrowings

Summaries of short-term bank borrowings are as follows:

	Weighted-average interest rate			December 31,
	2015	2014	Maturities	2015	2014

Short-term bank loans	5.93%	7.07%	February 2016 to November 2016	$75,921	$155,254

Short-term bank loans represent loans from local banks that were used for working capital and capital expenditures purposes. The loans bore interest at rates in the range of 4.35% to 6.72% as of December 31, 2015, while at the range of 6.60% to 7.80% as of December 31, 2014, are denominated in RMB and have terms maturing within one year. All of the loans due before the filing date were repaid. The weighted average short-term bank loans for the years ended December 31, 2015 and 2014 was $121,647 and $166,371, respectively.

Long-term bank borrowings

Summaries of long-term bank borrowings are as follows:

	Weighted-average interest rate			December 31,
	2015	2014	Maturities	2015	2014

Long-term bank loans, current portion	6.77%	6.77%	February 2016 to August 2016	$13,860	$2,451
Long-term bank loans	6.77%	6.77%		-	14,708
Total				$13,860	$17,159

Long-term bank borrowings represent the loan borrowed from Bank of East Asia for working capital purposes. The loan bears a weighted average interest at 6.77% as of December 31, 2015 and December 31, 2014, is denominated in RMB. The loan is secured by a collateral pledge of property of the Company.

The total carrying amount of property, equipment and leasehold improvements that have been pledged as collateral to secure financing from commercial banks is $67.5 million and $43.3 million as of December 31, 2015 and 2014 respectively. The total carrying amount of net investment in direct financing and sales-type leases receivables that have been pledged as collateral to secure financing from commercial banks is nil and $330,873 as of December 31, 2015 and 2014, respectively. The total carrying amount of accounts receivable that have been pledged as collateral to secure financing from commercial banks is nil and $9.4 million as of December 31, 2015 and 2014 respectively.

As of December 31, 2015, the Company had a total of $33.9 million unused bank facilities, in which $24.6 million was granted by China Citic Bank and $9.3 million was granted by China Minsheng Bank. All of the facilities have been fully utilized by the Company by end of January, 2016. No such bank facilities were available as of December 31, 2014.